Average Annual Total Returns - FidelityDividendGrowthFund-KPRO - FidelityDividendGrowthFund-KPRO - Fidelity Dividend Growth Fund	Sep. 28, 2024
Fidelity Dividend Growth Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	17.97%
Past 5 years	11.98%
Past 10 years	9.02%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWJP
Average Annual Return:
Past 1 year	10.45%
Past 5 years	12.96%
Past 10 years	11.16%